ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein VPS Balanced Wealth Strategy Portfolio

AllianceBernstein VPS Dynamic Asset Allocation Portfolio

(the “Portfolios”)

Supplement dated August 30, 2013 to the Summary Prospectuses and Prospectuses dated May 1, 2013 of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio and AllianceBernstein VPS Dynamic Asset Allocation Portfolio (together the “Prospectuses”).

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PORTFOLIO MANAGERS

The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the Summary section of the Prospectuses and reflects those persons responsible for the day-to-day management of each Portfolio’s portfolio.

AllianceBernstein VPS Balanced Wealth Strategy Portfolio

Employee	Length of Service	Title
Christopher H. Nikolich	Since 2004	Senior Vice President of the Adviser
Patrick J. Rudden	Since 2009	Senior Vice President of the Adviser
Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser
Vadim Zlotnikov	Since 2013	Senior Vice President of the Adviser

AllianceBernstein VPS Dynamic Asset Allocation Portfolio

Employee	Length of Service	Title
Daniel J. Loewy	Since 2011	Senior Vice President of the Adviser
Vadim Zlotnikov	Since 2013	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses with respect to the Portfolios.

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AllianceBernstein VPS Balanced Wealth Strategy Portfolio Multi-Asset Solutions Team	Christopher H. Nikolich; since 2004; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2008, and Head of Research and Investment Design — Defined Contribution.

	Patrick J. Rudden; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2008, and Head of Blend Strategies.

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
	Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	Senior Vice President and Chief Investment Officer — Dynamic Asset Allocation of the Adviser, with which he has been associated since prior to 2008.

	Vadim Zlotnikov; since 2013; Senior Vice President of the Adviser	Senior Vice President and Chief Market Strategist of the Adviser since 2010. Previously, he was Chief Investment Officer of Growth Equities since 2008. Prior thereto, he was the Chief Investment Strategist for Sanford C. Bernstein’s institutional research unit since prior to 2008.

AllianceBernstein VPS Dynamic Asset Allocation Portfolio	Daniel J. Loewy; since 2011; Senior Vice President of the Adviser	(see above)

Dynamic Asset Allocation Team

	Vadim Zlotnikov; since 2013; Senior Vice President of the Adviser	(see above)

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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